SCHEDULE OF INVESTMENTS
Small Cap Growth (in thousands)	SEPTEMBER 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Broadcasting – 2.3%
Nexstar Broadcasting Group, Inc.	81	$8,293

Total Communication Services - 2.3%		8,293

Consumer Discretionary
Auto Parts & Equipment – 0.4%
Fox Factory Holding Corp.(A)	20	1,260

Automotive Retail – 1.2%
Carvana Co.(A)	63	4,128

Casinos & Gaming – 0.4%
PlayAGS, Inc.(A)	150	1,544

Distributors – 1.0%
Pool Corp.	19	3,758

Education Services – 2.0%
Grand Canyon Education, Inc.(A)	74	7,251

General Merchandise Stores – 0.5%
Ollie’s Bargain Outlet Holdings, Inc.(A)	32	1,867

Homebuilding – 2.1%
Installed Building Products, Inc.(A)	89	5,129
TopBuild Corp.(A)	26	2,528

		7,657

Hotels, Resorts & Cruise Lines – 1.2%
Hilton Grand Vacations, Inc.(A)	134	4,293

Internet & Direct Marketing Retail – 1.9%
Etsy, Inc.(A)	108	6,092
RealReal, Inc. (The)(A)(B)	31	691

		6,783

Leisure Facilities – 1.3%
SeaWorld Entertainment, Inc.(A)	182	4,800

Leisure Products – 0.3%
Malibu Boats, Inc., Class A(A)	40	1,224

Restaurants – 1.9%
Wingstop, Inc.	76	6,650

Total Consumer Discretionary - 14.2%		51,215

Consumer Staples
Food Retail – 0.7%
Sprouts Farmers Market, Inc.(A)	124	2,397

Packaged Foods & Meats – 2.6%
J&J Snack Foods Corp.	25	4,888
Nomad Foods Ltd.(A)	219	4,488

		9,376

Total Consumer Staples - 3.3%		11,773

Energy
Oil & Gas Equipment & Services – 0.5%
Dril-Quip, Inc.(A)	36	1,796

Oil & Gas Exploration & Production – 0.7%
Matador Resources Co.(A)	166	2,746

Total Energy - 1.2%		4,542

Financials
Asset Management & Custody Banks – 0.6%
Hamilton Lane, Inc., Class A	36	2,032

Insurance Brokers – 0.8%
eHealth, Inc.(A)	41	2,755

Investment Banking & Brokerage – 2.8%
Evercore Partners, Inc.	50	3,989
LPL Investment Holdings, Inc.	74	6,091

		10,080

Regional Banks – 0.9%
Seacoast Banking Corp. of Florida(A)	131	3,312

Thrifts & Mortgage Finance – 1.0%
Essent Group Ltd.	80	3,819

Total Financials - 6.1%		21,998

Health Care
Biotechnology – 1.2%
Vericel Corp.(A)	292	4,427

Health Care Distributors – 1.4%
PetIQ, Inc.(A)	189	5,143

Health Care Equipment – 7.5%
Insulet Corp.(A)	54	8,913
iRhythm Technologies, Inc.(A)	70	5,223
NovoCure Ltd.(A)	34	2,528
Penumbra, Inc.(A)(B)	32	4,248
Tactile Systems Technology, Inc.(A)	104	4,414
Veracyte, Inc.(A)	76	1,825

		27,151

Health Care Services – 6.1%
AMN Healthcare Services, Inc.(A)	87	4,984
LHC Group, Inc.(A)	43	4,837
Teladoc Health, Inc.(A)(B)	180	12,197

		22,018

Health Care Supplies – 2.0%
Merit Medical Systems, Inc.(A)	124	3,778
STAAR Surgical Co.(A)	138	3,550

		7,328

Health Care Technology – 4.3%
CareDx, Inc.(A)	263	5,952
HMS Holdings Corp.(A)	151	5,208
Omnicell, Inc.(A)	55	3,960
Phreesia, Inc.(A)	13	316

		15,436

Managed Health Care – 1.1%
HealthEquity, Inc.(A)	66	3,770

Pharmaceuticals – 0.6%
Aerie Pharmaceuticals, Inc.(A)	107	2,061

Total Health Care - 24.2%		87,334

Industrials
Aerospace & Defense – 2.6%
Mercury Computer Systems, Inc.(A)	117	9,500

Air Freight & Logistics – 1.3%
Air Transport Services Group, Inc.(A)	230	4,826

Building Products – 1.4%
PGT Innovations, Inc.(A)	177	3,055
Trex Co., Inc.(A)	23	2,095

		5,150

Electrical Components & Equipment – 0.8%
EnerSys	43	2,856

Environmental & Facilities Services – 1.8%
Clean Harbors, Inc.(A)	85	6,575

Industrial Machinery – 7.7%
Crane Co.	49	3,990
John Bean Technologies Corp.	60	5,925
RBC Bearings, Inc.(A)	32	5,391
Timken Co. (The)	140	6,076
Woodward, Inc.	59	6,377

		27,759

Security & Alarm Services – 1.8%
Brink’s Co. (The)	77	6,363

Trucking – 1.5%
Knight Transportation, Inc.	143	5,206

Total Industrials - 18.9%		68,235

Information Technology
Application Software – 12.8%
Coupa Software, Inc.(A)	8	1,082
Envestnet, Inc.(A)	73	4,115
Five9, Inc.(A)	143	7,699
Globant S.A.(A)	54	4,912
HubSpot, Inc.(A)	24	3,675
Mimecast Ltd.(A)	160	5,718
Paycom Software, Inc.(A)	15	3,081
Pluralsight, Inc., Class A(A)(B)	180	3,016
Q2 Holdings, Inc.(A)	83	6,523
RealPage, Inc.(A)	59	3,694
Smartsheet, Inc., Class A(A)	72	2,611

		46,126

Communications Equipment – 1.0%
Viavi Solutions, Inc.(A)	247	3,453

Data Processing & Outsourced Services – 1.1%
EVO Payments, Inc., Class A(A)	147	4,121

Electronic Equipment & Instruments – 0.6%
Coherent, Inc.(A)	14	2,224

Internet Services & Infrastructure – 1.4%
8x8, Inc.(A)	245	5,079

IT Consulting & Other Services – 3.4%
Booz Allen Hamilton Holding Corp.	65	4,598
InterXion Holding N.V.(A)	95	7,710

		12,308

Semiconductors – 1.7%
Monolithic Power Systems, Inc.	40	6,224

Systems Software – 3.6%
Proofpoint, Inc.(A)	61	7,846
Varonis Systems, Inc.(A)	87	5,212

		13,058

Total Information Technology - 25.6%		92,593

Real Estate
Health Care REITs – 0.4%
Community Healthcare Trust, Inc.	34	1,507

Total Real Estate - 0.4%		1,507

TOTAL COMMON STOCKS – 96.2%		$347,490

(Cost: $287,456)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) - 2.9%
J.M. Smucker Co. (The), 2.150%, 10-1-19	$5,593	5,592
Kroger Co. (The), 2.151%, 10-7-19	5,000	4,998

		10,590

Master Note - 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.170%, 10-7-19(D)	2,141	2,141

Money Market Funds - 0.5%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 1.900%, (E)(F)	1,668	1,668

TOTAL SHORT-TERM SECURITIES – 4.0%		$14,399

(Cost: $14,400)

TOTAL INVESTMENT SECURITIES – 100.2%		$361,889

(Cost: $301,856)

LIABILITIES, NET OF CASH AND OTHER ASSETS(G) – (0.2)%		(901)

NET ASSETS – 100.0%		$360,988

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $12,633 are on loan.
(C)	Rate shown is the yield to maturity at September 30, 2019.
(D)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.
(F)	Rate shown is the annualized 7-day yield at September 30, 2019.
(G)	Cash of $310 has been pledged as collateral on open OTC swap agreements.

The following total return swap agreements were outstanding at September 30, 2019:

Underlying Security	Long/Short	Counterparty	Maturity Date	Notional Amount	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
Biotech Custom Index	Long	Goldman Sachs International	07/02/2020	$10,626	1-Month LIBOR plus 10 bps	$(399)	$—	$(399)

(1)

The Portfolio pays the financing fee multiplied by the notional amount if long on the swap agreement. If the Portfolio is short on the swap agreement, the Portfolio receives the financing fee multiplied by the notional amount.

(2)

At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. If the Portfolio is long on the swap agreement, the Portfolio would receive payments on any net positive total return, and would owe payments in the event of a negative total return. If the Portfolio is short on the swap agreement, the Portfolio would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

The following table represents security positions within the total return basket swap as of September 30, 2019:

Reference Entity	Shares		Notional Amount	Value	% of Value
Global Blood Therapeutics, Inc.	—	*	$479	$(18)	4.5%
ACADIA Pharmaceuticals, Inc.	—	*	363	(14)	3.4
Repligen Corp.	—	*	349	(13)	3.3
Blueprint Medicines Corp.	—	*	344	(13)	3.2
Spark Therapeutics, Inc.	—	*	317	(12)	3.0
Arrowhead Pharmaceuticals, Inc.	—	*	248	(9)	2.3
FibroGen, Inc.	—	*	247	(9)	2.3
Emergent BioSolutions, Inc.	—	*	231	(9)	2.2
Ultragenyx Pharmaceutical, Inc.	—	*	223	(8)	2.1
MyoKardia, Inc.	—	*	219	(8)	2.1
Halozyme Therapeutics, Inc.	(1)		213	(8)	2.0
Immunomedics, Inc.	(1)		203	(8)	1.9
Iovance Biotherapeutics, Inc.	—	*	200	(8)	1.9
Mirati Therapeutics, Inc.	—	*	188	(7)	1.8
PTC Therapeutics, Inc.	—	*	185	(7)	1.7
Amicus Therapeutics, Inc.	(1)		177	(7)	1.7
Arena Pharmaceuticals, Inc.	—	*	176	(7)	1.7
Genomic Health, Inc.	—	*	175	(7)	1.6
Natera, Inc.	—	*	174	(7)	1.6
Portola Pharmaceuticals, Inc.	—	*	171	(6)	1.6
Zogenix, Inc.	—	*	164	(6)	1.5
Invitae Corp.	—	*	160	(6)	1.5
Intercept Pharmaceuticals, Inc.	—	*	155	(6)	1.5
Pacira BioSciences, Inc.	—	*	148	(6)	1.4
Xencor, Inc.	—	*	146	(5)	1.4
Acceleron Pharma, Inc.	—	*	138	(5)	1.3
Biohaven Pharmaceutical Holding Co. Ltd.	—	*	135	(5)	1.3

Corcept Therapeutics, Inc.	—	*	133	(5)	1.3
Alder Biopharmaceuticals, Inc.	—	*	132	(5)	1.2
Insmed, Inc.	—	*	131	(5)	1.2
Heron Therapeutics, Inc.	—	*	130	(5)	1.2
Supernus Pharmaceuticals, Inc.	—	*	130	(5)	1.2
Allakos, Inc.	—	*	129	(5)	1.2
Ironwood Pharmaceuticals, Inc.	(1)		125	(5)	1.2
Momenta Pharmaceuticals, Inc.	—	*	122	(4)	1.1
Audentes Therapeutics, Inc.	—	*	116	(4)	1.1
REGENXBIO, Inc.	—	*	113	(4)	1.1
Medicines Co. (The)	—	*	111	(4)	1.0
Apellis Pharmaceuticals, Inc.	—	*	111	(4)	1.0
Radius Health, Inc.	—	*	111	(4)	1.0
Veracyte, Inc.	—	*	110	(4)	1.0
Editas Medicine, Inc.	—	*	109	(4)	1.0
Allogene Therapeutics, Inc.	—	*	101	(4)	1.0
Enanta Pharmaceuticals, Inc.	—	*	99	(4)	0.9
Aimmune Therapeutics, Inc.	—	*	88	(3)	0.8
Esperion Therapeutics, Inc.	—	*	88	(3)	0.8
Cambrex Corp.	—	*	82	(3)	0.8
Theravance Biopharma, Inc.	—	*	82	(3)	0.8
Spectrum Pharmaceuticals, Inc.	—	*	81	(3)	0.8
Aerie Pharmaceuticals, Inc.	—	*	79	(3)	0.7
Fate Therapeutics, Inc.	—	*	77	(3)	0.7
Omeros Corp.	—	*	73	(3)	0.7
Dicerna Pharmaceuticals, Inc.	—	*	71	(3)	0.7
Ra Pharmaceuticals, Inc.	—	*	70	(3)	0.7
Sangamo Therapeutics, Inc.	—	*	70	(3)	0.7
Denali Therapeutics, Inc.	—	*	70	(3)	0.7
Athenex, Inc.	—	*	70	(3)	0.7
AnaptysBio, Inc.	—	*	70	(3)	0.7
Codexis, Inc.	—	*	69	(3)	0.6
Amphastar Pharmaceuticals, Inc.	—	*	68	(3)	0.6
Vanda Pharmaceuticals, Inc.	—	*	66	(3)	0.6
ZIOPHARM Oncology, Inc.	(1)		66	(2)	0.6
Reata Pharmaceuticals, Inc.	—	*	65	(2)	0.6
Innoviva, Inc.	—	*	65	(2)	0.6

ANI Pharmaceuticals, Inc.	—	*	64	(2)	0.6
Madrigal Pharmaceuticals, Inc.	—	*	64	(2)	0.6
Pacific Biosciences of California, Inc.	—	*	64	(2)	0.6
Tricida, Inc.	—	*	64	(2)	0.6
Vericel Corp.	—	*	64	(2)	0.6
NanoString Technologies, Inc.	—	*	63	(2)	0.6
ArQule, Inc.	—	*	63	(2)	0.6
Atara Biotherapeutics, Inc.	—	*	60	(2)	0.6
Epizyme, Inc.	—	*	57	(2)	0.5
Cara Therapeutics, Inc.	—	*	52	(2)	0.5
PetIQ, Inc.	—	*	49	(2)	0.5
Twist Bioscience Corp.	—	*	48	(2)	0.5
Accelerate Diagnostics, Inc.	—	*	48	(2)	0.5
Heska Corp.	—	*	48	(2)	0.4
Axsome Therapeutics, Inc.	—	*	46	(2)	0.4
Retrophin, Inc.	—	*	45	(2)	0.4
G1 Therapeutics, Inc.	—	*	44	(2)	0.4
UroGen Pharma Ltd.	—	*	43	(2)	0.4
Stemline Therapeutics, Inc.	—	*	40	(1)	0.4
Voyager Therapeutics, Inc.	—	*	40	(1)	0.4
Phibro Animal Health Corp.	—	*	40	(1)	0.4
TG Therapeutics, Inc.	—	*	38	(1)	0.4
Adverum Biotechnologies, Inc.	—	*	27	(1)	0.3
Amneal Pharmaceuticals, Inc.	—	*	26	(1)	0.2
Clovis Oncology, Inc.	—	*	18	(1)	0.2

				$(399)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$347,490	$—	$—
Short-Term Securities	1,668	12,731	—

Total	$349,158	$12,731	$—

Liabilities
Total Return Swaps	$—	$399	$—

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$301,856

Gross unrealized appreciation	80,638
Gross unrealized depreciation	(20,605)

Net unrealized appreciation	$60,033